Expense Example {- Franklin Mutual Global Discovery VIP Fund} - FTVIP Class 1-59 - Franklin Mutual Global Discovery VIP Fund - Class 1	Oct. 01, 2020 USD ($)
Expense Example:
1 year	$ 96
3 years	300
5 years	520
10 years	$ 1,155